Reinsurance	12 Months Ended
Dec. 31, 2015
Reinsurance Disclosures [Abstract]
REINSURANCE
REINSURANCE
In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance as of December 31:

	2015	2014
Ceded future policyholder benefits and expense	$213,792	$208,022
Ceded unearned premium	3,743	3,857
Ceded claims and benefits payable	41,266	36,809
Ceded paid losses	1,480	1,484
Total	$260,281	$250,172

A key credit quality indicator for reinsurance is the A.M. Best financial strength ratings of the reinsurer. The A.M. Best ratings are an independent opinion of a reinsurer’s ability to meet ongoing obligations to policyholders. The A.M. Best ratings for new reinsurance agreements where there is material credit exposure are reviewed at the time of execution. The A.M. Best ratings for existing reinsurance agreements are reviewed on a periodic basis, at least annually. The following table provides the reinsurance recoverable as of December 31, 2015 grouped by A.M. Best rating:

A.M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$208,742	$3,743	$40,546	$125	$253,156
A or A–	5,050	—	1	—	5,051
B or B-	—	—	—	6	6
Not rated	—	—	719	1,349	2,068
Reinsurance recoverable	$213,792	$3,743	$41,266	$1,480	$260,281

A.M. Best ratings for The Hartford and John Hancock, the reinsurers with the largest reinsurance recoverable balances, are A- and A+, respectively. A.M. Best currently maintains a stable outlook on the financial strength ratings of John Hancock and The Hartford. The total amount of recoverable for these two reinsurers is $253,641 as of December 31, 2015. Most of the assets backing reserves relating to reinsurance recoverables from these 2 counterparties are held in trust.

The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years Ended December 31,
	2015			2014			2013
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$9,070	$17,273	$26,343	$8,254	$18,990	$27,244	$10,353	$22,284	$32,637
Premiums assumed	—	5,251	5,251	295	5,458	5,753	350	5,981	6,331
Premiums ceded	(9,070)	(855)	(9,925)	(8,254)	(1,041)	(9,295)	(10,353)	(1,272)	(11,625)
Net earned premiums	$—	$21,669	$21,669	$295	$23,407	$23,702	$350	$26,993	$27,343
Direct policyholder benefits	20,437	10,967	31,404	80,833	12,604	93,437	18,380	14,181	32,561
Policyholder benefits assumed	21	6,077	6,098	258	3,911	4,169	151	8,022	8,173
Policyholder benefits ceded	(20,437)	(738)	(21,175)	(80,833)	(832)	(81,665)	(18,380)	(1,073)	(19,453)
Net policyholder benefits	$21	$16,306	$16,327	$258	$15,683	$15,941	$151	$21,130	$21,281

The Company utilizes ceded reinsurance for loss protection and capital management, business dispositions, client risk and profit sharing.
Loss Protection and Capital Management
As part of the Company’s overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual risks. Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To mitigate this risk, the Company has control procedures to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification.
Business Divestitures
The Company has used reinsurance to exit certain businesses, such as the disposals of FFG and LTC. Reinsurance was used in these cases to facilitate the transactions because the businesses shared legal entities with operating segments that the Company retained. Assets supporting liabilities ceded relating to these businesses are held mainly in trusts for LTC and the separate accounts relating to FFG are still reflected in the Company’s balance sheet.
If the reinsurers became insolvent, the Company would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from The Hartford was $5,050 and $4,671 as of December 31, 2015 and 2014, respectively. The reinsurance recoverable from John Hancock was $248,591 and $238,637 as of December 31, 2015 and 2014, respectively.
The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.
In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. The Company does not currently have the administrative systems and capabilities to process this business. Accordingly, the Company would need to obtain those capabilities in the event of an insolvency of 1 or more of the reinsurers of these businesses. The Company might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.
As of December 31, 2015, the Company was not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of The Hartford or John Hancock that reinsure the FFG and LTC businesses and the Company has not been obligated to fulfill any of such reinsurers’ obligations.
John Hancock and The Hartford have paid their obligations when due and there have been no disputes.